Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
NOTES PAYABLE
5.	NOTES PAYABLE

During the three months ended March 31, 2019, the company received $400,000 from three non-affiliated individuals based on 10% Promissory Notes ("Notes"). The Notes mature September 1, 2019. The Notes are accompanied by a Common Stock Purchase Warrant (a "Warrant") entitling the holder to purchase one share of the company's common stock, par value $0.001 per share (the "Common Shares"), for each $2.00 of Note principle, at an exercise price of $0.07 per share, for two years from the date of issuance.

On September 15, 2017 the company borrowed $53,000 under a convertible note maturing June 20, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after March 24, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock. The company at the request of the note holder has reserved 36,369,879 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date. The company issued the note holder warrants to purchase 1,320,598 shares of it's $0.001 par value common stock at an exercise price of $0.0301, The Warrants are exercisable at any time over a 7-year period commencing on the date of issuance. The company calculated a beneficial conversion feature of $53,000 on this note against which approximately $53,000 has been amortized.

The above transaction of a note for $53,000 and attached warrants of 1,320,598 shares were put in place by previous management. On March 12, 2018, the company's newly elected board of directors discussed its options concerning the above referenced loan and attached warrant and agreed that it would be in the best interest of the company and its shareholders to pay in full the $53,000 convertible note funded on October 18, 2017, and additionally repurchase the warrant. On March 16, 2018, the company paid in full the $53,000 convertible note and cancelled its associated warrant to purchase 1,320,598 shares of common stock in a negotiated transaction. This note carried special early stock conversion rights at a material discount to market, and was considered to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The total cost to the company to pay off this $53,000 note before the conversion date was $81,000. Additionally, the company cancelled the above referenced attached warrant which allowed the loan holder to purchase 1,320,598 shares of common stock at a material discount to the market. This warrant was given to the noteholder by previous management as an incentive to make the above referenced loan. The cost to the company to cancel the warrant was $40,000. The total combined cost to the company to cancel the loan and warrant was $121,000. The payment was comprised of $56,000 principal and accrued interest, prepayment premium of $25,000 and $40,000 to buy back the warrant. The note was paid in full on March 16, 2018. The company borrowed the $121,000 used to pay off this loan before the conversion date, via an interest free loan from two directors of the company.

On January 8, 2018 the company borrowed $105,000 under a convertible note maturing August 28, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after April 27, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 55% of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on any conversion is limited to 4.99% of the company's then issued and outstanding common stock. The note holder may increase the 4,99% limit to 9.99% on 61 days prior notice to the company. The company, at the request of the note holder, has reserved 40 million shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until May 29, 2018. The company also entered into a security agreement pledging substantially all of its assets except for those related to Laser Guided Energy as collateral for the note.

The above transaction of a note for $105,000 was put in place by previous management. On April 25, 2018, the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on January 08, 2017 in the amount of $105,000, the board agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note before its conversion date. The note carried special early stock conversion rights at a material discount to market, in addition it pledged virtually all the assets of the company as collateral. The company's board of directors considered this to be a significant derivative event that was extremely dilutive to existing shareholders. Additionally, it was the opinion of the company's board of directors that this loan harmed the future abilities of the company to operate as a going concern and would make it nearly impossible to raise money in the future. The cost to the company to pay off this $105,000 note before the conversion date was $163,000 The payment was executed as paid in full on April 27, 2018 and was comprised of $109,000 principal and accrued interest, and a prepayment premium of $54,000 for a total of $163,000.

On March 8, 2018 the company borrowed $26,500 under a convertible note maturing December 15, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after September 5, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 51% of the average of the lowest one day trading price during the thirty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding Common Stock. The company at the request of the Note Holder has reserved 11,008,640 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date.

The above transaction of a note for $26,500 was put in place by previous management. On May 4, 2018 the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on December 27, 2017 in the amount of $26,500 and agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note which was put in place by previous management. This note carried special early stock conversion rights at a material discount to market and was considered by the company to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The cost to the company to pay off this $26,500 note before the conversion date was $37,000. The payment was comprised of $27,000 principal and accrued interest, and prepayment premium of $10,000. The note was paid in full on May 18, 2018.

The following reconciles notes payable as of March 31, 2019 and December 31, 2018:

	March 31, 2019	December 31, 2018
Convertible notes payable	$—	$(98,903)
Notes payable	400,000	—
Accrued interest	3,918	(13,250)
Financing costs	—	(3,317)
Amortization of financing costs	—	22,721
Beneficial conversion feature	—	(111,370)
Amortization of beneficial conversion feature	—	204,119
	$403,918	$—

NOTE 3 – CONVERTIBLE NOTES PAYABLE

On September 15, 2017 the company borrowed $53,000 under a convertible note maturing June 20, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after March 24, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock. The company at the request of the note holder has reserved 36,369,879 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date. The company issued the note holder warrants to purchase 1,320,598 shares of it's $0.001 par value common stock at an exercise price of $0.0301, The Warrants are exercisable at any time over a 7-year period commencing on the date of issuance. The company calculated a beneficial conversion feature of $53,000 on this note against which approximately $53,000 has been amortized.

The above transaction of a note for $53,000 and attached warrants of 1,320,598 shares were put in place by previous management. On March 12, 2018, the company's newly elected board of directors discussed its options concerning the above referenced loan and attached warrant and agreed that it would be in the best interest of the company and its shareholders to pay in full the $53,000 convertible note funded on October 18, 2017, and additionally repurchase the warrant. On March 16, 2018, the company paid in full the $53,000 convertible note and cancelled its associated warrant to purchase 1,320,598 shares of common stock in a negotiated transaction. This note carried special early stock conversion rights at a material discount to market, and was considered to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The total cost to the company to pay off this $53,000 note before the conversion date was $81,000. Additionally, the company cancelled the above referenced attached warrant which allowed the loan holder to purchase 1,320,598 shares of common stock at a material discount to the market. This warrant was given to the noteholder by previous management as an incentive to make the above referenced loan. The cost to the company to cancel the warrant was $40,000. The total combined cost to the company to cancel the loan and warrant was $121,000. The payment was comprised of $56,000 principal and accrued interest, prepayment premium of $25,000 and $40,000 to buy back the warrant. The note was paid in full on March 16, 2018. The company borrowed the $121,000 used to pay off this loan before the conversion date, via an interest free loan from two directors of the company.

On October 18, 2017 the company borrowed $33,000 under a convertible note maturing July 20, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after April 16, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock. The company at the request of the note holder has reserved 18,062,397 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date. The company calculated a beneficial conversion feature of approximately $24,000 on this note against which $14,000 has been amortized.

The above transaction of a note for $33,000 was put in place by previous management. On April 10, 2018, the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on October 18, 2017 in the amount of $33,000 and agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note which was put in place by previous management. This note carried special early stock conversion rights at a material discount to market and was considered by the company to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The cost to the company to pay off this $33,000 note before the conversion date was $51,000. The payment was comprised of $35,000 principal and accrued interest, and prepayment premium of $16,000. The note was paid in full on April 12, 2018.

On November 16, 2017 the company borrowed $38,000 under a convertible note maturing August 20, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after May 16, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock. The company at the request of the Note Holder has reserved 20,716,914 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date. The company calculated a beneficial conversion feature of approximately $28,000 on this note against which $13,000 has been amortized.

The above transaction of a note for $38,000 was put in place by previous management. On May 4, 2018 the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on November 16, 2017 in the amount of $38,000 and agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note which was put in place by previous management. This note carried special early stock conversion rights at a material discount to market and was considered by the company to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The cost to the company to pay off this $38,000 note before the conversion date was $58,000. The payment was comprised of $40,000 principal and accrued interest, and prepayment premium of $18,000. The note was paid in full on May 7, 2018.

On December 27, 2017 the company borrowed $28,000 under a convertible note maturing September 20, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after April 16, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock. The company at the request of the note holder has reserved 17,164,750 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date. The company calculated a beneficial conversion feature of approximately $20,000 on this note against which $7,000 has been amortized.

The above transaction of a note for $28,000 was put in place by previous management. On May 4, 2018 the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on December 27, 2017 in the amount of $28,000 and agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note which was put in place by previous management. This note carried special early stock conversion rights at a material discount to market and was considered by the company to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The cost to the company to pay off this $28,000 note before the conversion date was $41,000. The payment was comprised of $29,000 principal and accrued interest, and prepayment premium of $12,000. The note was paid in full on May 18, 2018.

On January 8, 2018 the company borrowed $105,000 under a convertible note maturing August 28, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after April 27, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 55% of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on any conversion is limited to 4.99% of the company's then issued and outstanding common stock. The note holder may increase the 4,99% limit to 9.99% on 61 days prior notice to the company. The company, at the request of the note holder, has reserved 40 million shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until May 29, 2018. The company also entered into a security agreement pledging substantially all of its assets except for those related to Laser Guided Energy as collateral for the note.

The above transaction of a note for $105,000 was put in place by previous management. On April 25, 2018, the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on January 08, 2017 in the amount of $105,000, the board agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note before its conversion date. The note carried special early stock conversion rights at a material discount to market, in addition it pledged virtually all the assets of the company as collateral. The company's board of directors considered this to be a significant derivative event that was extremely dilutive to existing shareholders. Additionally, it was the opinion of the company's board of directors that this loan harmed the future abilities of the company to operate as a going concern and would make it nearly impossible to raise money in the future. The cost to the company to pay off this $105,000 note before the conversion date was $163,000 The payment was executed as paid in full on April 27, 2018 and was comprised of $109,000 principal and accrued interest, and a prepayment premium of $54,000 for a total of $163,000.

On March 8, 2018 the company borrowed $26,500 under a convertible note maturing December 15, 2018. The note bears interest of 12% payable at maturity. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. The note is convertible into shares of the company's $0.001 par value common stock after September 5, 2018 (the "Initial Conversion Date"). The conversion rate is variable and will be 51% of the average of the lowest one day trading price during the thirty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding Common Stock. The company at the request of the Note Holder has reserved 11,008,640 shares of its $0.001 common stock for conversion. The note can be prepaid at the company's option until the Initial Conversion Date.

The above transaction of a note for $26,500 was put in place by previous management. On May 4, 2018 the company's newly elected board of directors discussed its options concerning the above referenced convertible loan funded on December 27, 2017 in the amount of $26,500 and agreed that it would be in the best interest of the company and its shareholders to pay in full the referenced note which was put in place by previous management. This note carried special early stock conversion rights at a material discount to market and was considered by the company to be a dilutive derivative event that could harm the future abilities of the company to operate and raise money. The cost to the company to pay off this $26,500 note before the conversion date was $37,000. The payment was comprised of $27,000 principal and accrued interest, and prepayment premium of $10,000. The note was paid in full on May 18, 2018.

The following reconciles notes payable as of December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Convertible notes payable	$(98,903)	$152,000
Financing costs	(3,317)	(12,000)
Accrued interest	(13,250)	3,316
Amortization of financing costs	22,721	2,529
Beneficial conversion factor	(111,370)	(124,689)
Amortization of beneficial conversion factor	204,119	31,941

	$—	$53,097